Restructuring, Impairment and Other Charges - Restructuring Reserve - Narrative (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Restructuring And Related Activities [Abstract]
Current restructuring reserve (included in accrued liabilities)	$ 13	$ 19
Noncurrent restructuring reserve (included in noncurrent liabilities)	$ 15	$ 18